J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Value Plus Fund

(All Share Classes)

(series of JPMorgan Trust I)

JPMorgan Large Cap Value Fund

(All Share Classes)

(series of JPMorgan Trust II)

JPMorgan Value Opportunities Fund

(All Share Classes)

(series of JPMorgan Value Opportunities Fund, Inc.)

(each a “Fund” and collectively the “Funds”)

Supplement dated August 1, 2012 to the

prospectuses dated November 1, 2011, as supplemented

The portfolio manager information for the Large Cap Value Fund, the U.S. Large Cap Value Plus Fund and the Value Opportunities Fund in the section titled “Management” in the Funds’ “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Aryeh Glatter	2011	Executive Director

The portfolio manager information for the U.S. Equity Fund in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Thomas Luddy	2006	Managing Director
Susan Bao	2001	Managing Director
Helge Skibeli	2009	Managing Director
Giri Devulapally	2010	Managing Director
Aryeh Glatter	2012	Executive Director

In addition, the paragraphs for the Funds in the section titled “The Funds’ Management and Administration — The Portfolio Managers” are hereby deleted in their entirety and replaced by the following:

Large Cap Value Fund

Aryeh Glatter, Executive Director of JPMIM serves as the portfolio manager for the Fund. Mr. Glatter has been a portfolio manager on the Large Cap Value team since 2011 when he joined the firm. Prior to joining the firm in 2011, he was a portfolio manager at AllianceBernstein, where he managed large cap equities from 2000 to 2009.

SUP-AG-PM-812

U.S. Equity Fund

The portfolio managers primarily responsible for daily management of the Fund are Thomas Luddy, Managing Director of JPMIM; Susan Bao, Managing Director of JPMIM; Helge Skibeli, Managing Director of JPMIM; Giri Devulapally, Managing Director of JPMIM; and Aryeh Glatter, Executive Director of JPMIM, each of whom has day to day management responsibility for a portion of the Fund. An employee since 1976, Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997. Mr. Skibeli, an employee since 1990, has been managing U.S. equity portfolios since 2002 and has been head of the U.S. Equity Research Group since 2002. Mr. Devulapally has been a portfolio manager in the JPMorgan U.S. Equity Group since 2003 when he joined JPMIM. Mr. Glatter has been a portfolio manager on the Large Cap Value team since 2011 when he joined the firm. Prior to joining the firm in 2011, he was a portfolio manager at AllianceBernstein, where he managed large cap equities from 2000 to 2009. Each of the portfolio managers except Mr. Glatter is a CFA charterholder.

U.S. Large Cap Value Plus Fund

Aryeh Glatter, Executive Director of JPMIM serves as the portfolio manager for the Fund. Mr. Glatter has been a portfolio manager on the Large Cap Value team since 2011 when he joined the firm. Prior to joining the firm in 2011, he was a portfolio manager at AllianceBernstein, where he managed large cap equities from 2000 to 2009.

Value Opportunities Fund

Aryeh Glatter, Executive Director of JPMIM serves as the portfolio manager for the Fund. Mr. Glatter has been a portfolio manager on the Large Cap Value team since 2011 when he joined the firm. Prior to joining the firm in 2011, he was a portfolio manager at AllianceBernstein, where he managed large cap equities from 2000 to 2009.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Value Opportunities Fund

(All Share Classes)

(a series of JPMorgan Value Opportunities Fund, Inc.)

Supplement dated August 1, 2012

to the Statement of Additional Information dated November 1, 2011, as supplemented

The following sections replace the information in the SAI under the headings “Portfolio Managers’ Other Accounts Managed” and “Ownership of Securities”:

PORTFOLIO MANAGERS’ OTHER ACCOUNTS MANAGED

The following table shows information regarding the other accounts managed by the portfolio manager of the Fund as of June 30, 2011.

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($thousands)
Aryeh Glatter	2	$723,958	0	$0	0	$0

The following table shows information on the other accounts managed by the portfolio manager of the Fund that have advisory fees wholly or partly based on performance as of June 30, 2011.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($thousands)
Aryeh Glatter	0	$0	0	$0	0	$0

OWNERSHIP OF SECURITIES

The following table indicates the dollar range of securities of the Fund beneficially owned by the Fund’s portfolio manager as of June 30, 2011, the Fund’s most recent fiscal year end.

Aggregate Dollar Range of Securities in the Fund
	None	$1–$10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
Aryeh Glatter	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-VO-812